Risk and Capital Management - Schedule of Primary Source of Funding (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	R$ 1,114,482	R$ 1,054,741
Funding from customers, percentage	100.00%	100.00%
Interbank market funds	R$ 297	R$ 175
Institutional market funds	48,147	45,224
Total	1,674,848	1,567,584
Demand
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	R$ 135,383	R$ 124,920
Funding from customers, percentage	8.10%	8.00%
Savings
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	R$ 177,305	R$ 180,730
Funding from customers, percentage	10.60%	11.50%
Time deposit
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	R$ 789,643	R$ 735,376
Funding from customers, percentage	47.10%	46.90%
Other
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	R$ 12,151	R$ 13,715
Funding from customers, percentage	0.70%	0.90%
Institutional market funds
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Funding from customers, percentage	24.30%	23.70%
Interbank market funds	R$ 406,170	R$ 372,294
Funds from own issue
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Funds from own issue	R$ 2	R$ 2
Institutional market funds
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Funding from customers, percentage	9.20%	9.00%
Institutional market funds	R$ 154,194	R$ 140,547
0-30
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	1,011,751	894,482
Total	1,296,985	1,089,345
0-30 | Demand
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	135,383	124,920
0-30 | Savings
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	177,305	180,730
0-30 | Time deposit
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	698,034	580,855
0-30 | Other
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	1,029	7,977
0-30 | Institutional market funds
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank market funds	284,186	189,700
0-30 | Institutional market funds
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Institutional market funds	R$ 1,048	R$ 5,163